COVER	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Entity Registrant Name	MECHANICS BANCORP
Amendment Flag	false
Entity Central Index Key	0001518715
EBP 001
Entity Information [Line Items]
Document Type	11-K
Entity Registrant Name	MECHANICS BANCORP